CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013 Series A Preferred stock	Jun. 30, 2013 Series A Preferred stock	Jun. 30, 2012 Series A Preferred stock	Jun. 30, 2013 Series B Preferred stock	Jun. 30, 2012 Series B Preferred stock
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued				10,297	10,297	10,297	1,200	1,200
Preferred stock, shares outstanding				580	800	3,379	0	1,200
Preferred stock, liquidation preference				$ 609,000	$ 820,000	$ 3,463,475	$ 0	$ 1,230,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	2,348,209	2,272,062	941,125
Common stock, outstanding	2,348,209	2,272,062	941,125